RISK MANAGEMENT (Details 11) - Interest Rate Risk [Member]	Dec. 31, 2017
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	97.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	77.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	59.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	57.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	55.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	54.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	58.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	65.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLF | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	70.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	(35.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	(35.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	(35.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	(39.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(43.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(40.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(46.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(56.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(66.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(63.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(59.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Overnight [Member] | CLP | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(59.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	314.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	314.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	314.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	202.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	79.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	59.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	51.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	57.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLF | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	58.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	39.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	41.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	42.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	56.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	74.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | CLP | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	99.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	58.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	82.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	93.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	93.00%
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	(122.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	(122.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	(122.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	(99.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(75.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(49.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(58.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(67.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(75.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(82.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(93.00%)
CHILE | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | MXN | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(93.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	(116.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	(116.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	(116.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	(97.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(77.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(59.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(57.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(55.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(54.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(58.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(65.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLF | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(70.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	(35.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	(35.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	(35.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	(39.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(43.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(40.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(46.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(56.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(66.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(63.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(59.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Overnight [Member] | CLP | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(59.00%)
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	314.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	314.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	314.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	202.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	79.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	59.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	51.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	57.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLF | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	58.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	39.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	41.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	42.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	56.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	74.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | CLP | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	99.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	58.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	82.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	93.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	93.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	99.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	49.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	58.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	82.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	93.00%
CHILE | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | MXN | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	93.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Overnight [Member] | CLP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	35.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Overnight [Member] | CLP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	35.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Overnight [Member] | CLP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	35.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Overnight [Member] | CLP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	39.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Overnight [Member] | CLP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Overnight [Member] | CLP | 1M
Statement Line Items [Line Items]
Interest Rate Scenarios	35.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Gov't [Member] | CLF | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Gov't [Member] | CLF | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Gov't [Member] | CLF | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Gov't [Member] | CLF | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	97.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Gov't [Member] | CLF | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	77.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Gov't [Member] | CLF | 1M
Statement Line Items [Line Items]
Interest Rate Scenarios	116.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	99.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
CHILE | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 1M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	77.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	62.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	85.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Gov't [Member] | COP | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	41.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	(15.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	(18.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	(8.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	(16.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(24.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(33.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(44.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(49.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(54.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(60.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(69.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Curve [Member] | United States of America, Dollars | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(99.00%)
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	59.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	37.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	54.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	60.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	36.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	39.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	40.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	36.00%
COLOMBIA | Scenarios for impact on financial trading instruments [Member] | Swap IBR [Member] | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	23.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	91.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	77.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	62.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	67.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	85.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Gov't [Member] | COP | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	41.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	(15.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	(18.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	(8.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	(16.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(24.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(33.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(44.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	(49.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(54.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(60.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(69.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Curve [Member] | United States of America, Dollars | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	(99.00%)
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	59.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	37.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	54.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	60.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 2 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 3 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	36.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 4 Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	39.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 5Y
Statement Line Items [Line Items]
Interest Rate Scenarios	43.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 7Y
Statement Line Items [Line Items]
Interest Rate Scenarios	40.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 10Y
Statement Line Items [Line Items]
Interest Rate Scenarios	36.00%
COLOMBIA | Scenarios for impact on Available-for-Sale Assets(AFS) [Member] | Swap IBR [Member] | 20Y
Statement Line Items [Line Items]
Interest Rate Scenarios	23.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	14.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	11.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	26.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	22.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	19.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | United States of America, Dollars | 1M
Statement Line Items [Line Items]
Interest Rate Scenarios	13.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | MXN | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | MXN | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | MXN | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | MXN | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	99.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | MXN | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	75.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Curve [Member] | MXN | 1M
Statement Line Items [Line Items]
Interest Rate Scenarios	122.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Swap IBR [Member] | 1D
Statement Line Items [Line Items]
Interest Rate Scenarios	59.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Swap IBR [Member] | 3M
Statement Line Items [Line Items]
Interest Rate Scenarios	37.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Swap IBR [Member] | 6M
Statement Line Items [Line Items]
Interest Rate Scenarios	48.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Swap IBR [Member] | 9M
Statement Line Items [Line Items]
Interest Rate Scenarios	54.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Swap IBR [Member] | 1Year [Member]
Statement Line Items [Line Items]
Interest Rate Scenarios	60.00%
COLOMBIA | Scenarios for impact on instruments measured at amortized cost [Member] | Swap IBR [Member] | 1M
Statement Line Items [Line Items]
Interest Rate Scenarios	35.00%